Commitments and Contingent Liabilities - Commitments for Purchases of Property, Plant and Equipment and Other Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of contingent liabilities [abstract]
Commitments for purchases of property, plant and equipment and other commitments	¥ 71,188	¥ 84,095